AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 2016

FILE NO. 333-160918

FILE NO. 811-22321

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_________________________________________________

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Post-Effective Amendment No. 93	☑

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 95

_________________________________________________

MAINSTAY FUNDS TRUST

(exact name of registrant as specified in charter)

_________________________________________________

51 MADISON AVENUE,

NEW YORK, NEW YORK 10010

(address of principal executive office)

REGISTRANT’S TELEPHONE NUMBER: (212) 576-7000

_________________________________________________

Copy to:

J. Kevin Gao, Esq. MainStay Funds Trust 30 Hudson Street Jersey City, NJ 07302	Thomas C. Bogle, Esq. Corey F. Rose, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

_________________________________________________

It is proposed that this filing will become effective

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on , pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and that it has duly caused this Post-Effective Amendment No. 93 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Jersey City, in the State of New Jersey, on the 21st day of April, 2016.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 93 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 2016.

SIGNATURE	TITLE

/s/ Stephen P. Fisher Stephen P. Fisher	President and Principal Executive Officer

/s/ Peter Meenan* Peter Meenan	Trustee and Chairman of the Board

/s/ Christopher O. Blunt* Christopher O. Blunt	Trustee

/s/ David H. Chow* David H. Chow	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan R. Latshaw* Alan R. Latshaw	Trustee

/s/ Richard H. Nolan, Jr.* Richard H. Nolan, Jr.	Trustee

/s/ Jacques P. Perold* Jacques P. Perold	Trustee

/s/ Richard S. Trutanic* Richard S. Trutanic	Trustee

/s/ John A. Weisser* John A. Weisser	Trustee

/s/ Jack R. Benintende Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer

*By:	/s/ J. Kevin Gao
J. Kevin Gao
As Attorney-in-Fact

*	PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase